Property and Equipment Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 11,081	$ 10,511
Property and equipment, gross	147,429	153,997
Accumulated depreciation	68,915	76,230
Property and equipment, net	78,514	77,767
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	51,389	61,343
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,838	7,934
Building
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 78,121	$ 74,209